Sales and Marketing Costs	12 Months Ended
Dec. 31, 2019
Sales And Marketing Costs
Sales and Marketing Costs

19. Sales and marketing costs

Sales and marketing costs amounted to EUR 28,856 thousand in the 2019 financial year (2018: EUR 17,744 thousand; 2017: EUR 16,922 thousand). Sales and marketing costs include costs for our own sales force in Germany, Spain, the UK and the U.S., as well as marketing expenses. The increase in sales costs is due to the further expansion of the sales organization in the USA as well as sales-related costs incurred at Cutanea.